UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period:  November 30, 2008

Item 1. Schedule of Investments.

PMC Large Cap Growth Fund
Schedule of Investments
November 30, 2008 (Unaudited)

			Shares		Value
COMMON STOCKS - 98.95%
Aerospace & Defense - 2.13%
Honeywell International, Inc.			1,950		$54,327
Lockheed Martin Corp.			1,100		84,821
Precision Castparts Corp.			482		30,221
Raytheon Co.			1,250		61,000
Rockwell Collins, Inc.			1,200		40,896
United Technologies Corp.			1,450		70,369
Total Aerospace & Defense					341,634

Air Freight & Logistics - 0.47%
FedEx Corp.			1,063		75,101
Airlines - 0.15%
Delta Air Lines Inc. (a)			2,791		24,589
Beverages - 3.30%
The Coca-Cola Co.			3,150		147,640
Molson Coors Brewing Co.			1,100		48,917
PepsiCo, Inc.			5,881		333,453
Total Beverages					530,010

Biotechnology - 3.18%
Amgen, Inc. (a)			2,150		119,411
BioMarin Pharmaceuticals, Inc. (a)			6,529		111,189
Celgene Corp. (a)			1,150		59,915
Genentech, Inc. (a)			1,150		88,090
Gilead Sciences, Inc. (a)			2,976		133,295
Total Biotechnology					511,900

Capital Markets - 1.73%
The Charles Schwab Corp.			11,109		203,628
Janus Capital Group, Inc.			3,006		24,499
Northern Trust Corp.			1,100		50,479
Total Capital Markets					278,606

Chemicals - 2.35%
Celanese Corp.			2,200		25,410
E.I. du Pont de Nemours & Co.			1,600		40,096
Monsanto Co.			3,096		245,203
Praxair, Inc.			1,141		67,376
Total Chemicals					378,085

Commercial Banks - 0.26%
Wells Fargo & Co.			1,450		41,890
Commercial Services & Supplies - 1.60%
Republic Services, Inc.			2,400		57,600
Waste Management, Inc.			6,853		200,108
Total Commercial Services & Supplies					257,708

Communications Equipment - 5.03%
Cisco Systems, Inc. (a)			27,061		447,589
Harris Corp.			1,200		41,856
Juniper Networks, Inc. (a)			2,496		43,380
Nokia OYJ - ADR			2,250		31,883
QUALCOMM, Inc.			7,271		244,087
Total Communications Equipment					808,795

Computers & Peripherals - 7.47%
Apple, Inc. (a)			4,906		454,639
EMC Corp. (a)			19,150		202,415
Hewlett-Packard Co.			8,139		287,144
International Business Machines Corp.			2,700		220,320
QLogic Corp. (a)			3,400		36,108
Total Computers & Peripherals					1,200,626

Construction & Engineering - 1.01%
Fluor Corp.			2,300		104,742
Jacobs Engineering Group, Inc. (a)			1,300		58,201
Total Construction & Engineering					162,943

Containers & Packaging - 0.64%
Pactiv Corp. (a)			2,200		54,978
Sealed Air Corp.			3,000		47,490
Total Containers & Packaging					102,468

Diversified Consumer Services - 2.07%
Apollo Group, Inc. (a)			2,535		194,789
DeVry, Inc.			962		55,296
H&R Block, Inc.			4,300		82,259
Total Diversified Consumer Services					332,344

Diversified Financial Services - 0.59%
CME Group, Inc.			100		21,195
J.P. Morgan Chase & Co.			2,317		73,356
Total Diversified Financial Services					94,551

Diversified Telecommunication Services - 0.71%
AT&T, Inc.			4,005		114,383
Electric Utilities - 0.21%
Exelon Corp.			600		33,726
Electrical Equipment - 1.16%
Emerson Electric Co.			3,250		116,642
Energy Conversion Devices, Inc. (a)			966		27,029
Woodward Governor Co.			2,000		42,480
Total Electrical Equipment					186,151

Electronic Equipment, Instruments & Components - 0.28%
Dolby Laboratories, Inc. (a)			1,500		44,730
Energy Equipment & Services - 2.25%
ENSCO International, Inc.			1,750		56,717
National-Oilwel Varcol, Inc. (a)			1,758		49,734
Noble Corp.			1,900		50,901
Patterson-UTI Energy, Inc.			3,700		46,213
Schlumberger Ltd.			2,117		107,417
Transocean Inc. (a)			761		50,896
Total Energy Equipment & Services					361,878

Food & Staples Retailing - 5.11%
Costco Wholesale Corp.			1,550		79,779
CVS Caremark Corp.			3,807		110,137
Safeway, Inc.			4,003		87,265
Wal-Mart Stores, Inc.			9,724		543,377
Total Food & Staples Retailing					820,558

Food Products - 1.68%
Bunge Ltd.			1,050		44,583
Dean Foods Co. (a)			4,010		58,386
Kraft Foods, Inc. - Class A			6,125		166,661
Total Food Products					269,630

Health Care Equipment & Supplies - 2.83%
Becton, Dickinson & Co.			1,600		101,648
Covidien Ltd.			3,070		113,129
Intuitive Surgical, Inc. (a)			250		33,133
Kinetic Concepts, Inc. (a)			1,350		29,214
Medtronic, Inc.			4,200		128,184
Zimmer Holdings, Inc. (a)			1,350		50,382
Total Health Care Equipment & Supplies					455,690

Health Care Providers & Services - 0.82%
Aetna, Inc.			1,500		32,730
AmerisourceBergen Corp.			1,150		36,052
Cigna Corp.			2,200		26,642
Humana, Inc. (a)			1,200		36,276
Total Health Care Providers & Services					131,700

Hotels, Restaurants & Leisure - 1.75%
Carnival Corp.			2,042		42,882
McDonald's Corp.			4,050		237,937
Total Hotels, Restaurants & Leisure					280,819

Household Products - 2.16%
Clorox Co.			1,203		71,169
Kimberly-Clark Corp.			1,100		63,569
Procter & Gamble Co.			3,293		211,905
Total Household Products					346,643

Industrial Conglomerates - 0.21%
3M Co.			500		33,465
Insurance - 1.43%
Aflac, Inc.			2,100		97,230
Assurant, Inc.			1,753		38,163
Unum Corp.			6,352		94,645
Total Insurance					230,038

Internet & Catalog Retail - 0.59%
Amazon.Com, Inc. (a)			1,404		59,951
Priceline.com, Inc. (a)			500		34,500
Total Internet & Catalog Retail					94,451

Internet Software & Services - 2.60%
Akamai Technologies, Inc. (a)			8,434		103,485
Google, Inc. (a)			948		277,726
Sohu.com, Inc. (a)			750		36,405
Total Internet Software & Services					417,616

IT Services - 1.76%
Accenture Ltd.			4,200		130,116
Mastercard, Inc.			600		87,180
Visa, Inc.			1,238		65,069
Total IT Services					282,365

Leisure Equipment & Products - 0.35%
Hasbro, Inc.			2,100		56,280
Life Sciences Tools & Services - 1.58%
Life Technologies Corp. (a)			3,949		103,069
Pharmaceutical Product Development, Inc.			5,707		150,322
Total Life Sciences Tools & Services					253,391

Machinery - 1.85%
Danaher Corp.			700		38,948
Dover Corp.			4,685		139,754
Flowserve Corp.			550		27,681
Harsco Corp.			1,150		28,923
Parker Hannifin Corp.			1,500		61,620
Total Machinery					296,926

Marine - 0.26%
Kirby Corp. (a)			1,650		41,960
Media - 0.90%
The Walt Disney Co.			6,403		144,196
Metals & Mining - 0.66%
Cliffs Natural Resources, Inc.			548		13,015
Nucor Corp.			1,350		48,168
Peabody Energy Corp.			1,050		24,601
United States Steel Corp.			650		19,760
Total Metals & Mining					105,544

Multiline Retail - 0.86%
Dollar Tree, Inc. (a)			1,350		57,186
Family Dollar Stores, Inc.			2,250		62,505
Nordstrom, Inc.			1,709		19,431
Total Multiline Retail					139,122

Multi-Utilities - 0.69%
Public Service Enterprise Group, Inc.			950		29,355
Sempra Energy			1,750		81,673
Total Multi-Utilities					111,028

Office Electronics - 0.20%
Zebra Technologies Corp. (a)			1,500		31,740
Oil, Gas & Consumable Fuels - 6.85%
Apache Corp.			1,002		77,455
Chevron Corp.			1,811		143,087
Cimarex Energy Co.			1,750		49,647
ConocoPhillips			1,650		86,658
Exxon Mobil Corp.			5,363		429,844
Hess Corp.			552		29,830
Marathon Oil Corp.			800		20,944
Occidental Petroleum Corp.			2,150		116,401
Ultra Petroleum Corp. (a)			2,557		103,891
Valero Energy Corp.			2,350		43,123
Total Oil, Gas & Consumable Fuels					1,100,880

Personal Products - 1.16%
Avon Products, Inc.			4,932		104,065
The Estee Lauder Cos., Inc.			1,717		47,904
Herbalife Ltd.			1,900		33,782
Total Personal Products					185,751

Pharmaceuticals - 6.21%
Abbott Laboratories			5,404		283,115
Allergan, Inc.			2,723		102,603
Endo Pharmaceuticals Holdings, Inc. (a)			2,800		61,572
Forest Laboratories, Inc. (a)			2,300		55,614
Johnson & Johnson			4,871		285,343
Merck & Co., Inc.			2,600		69,472
Pfizer, Inc.			3,555		58,409
Warner Chilcott Limited (a)			3,200		42,400
Wyeth			1,084		39,035
Total Pharmaceuticals					997,563

Professional Services - 0.39%
Watson Wyatt Worldwide, Inc.			1,550		62,496
Road & Rail - 1.26%
CSX Corp.			1,700		63,308
Union Pacific Corp.			2,793		139,762
Total Road & Rail					203,070

Semiconductors & Semiconductor Equipment - 4.34%
Altera Corp.			7,261		106,809
Applied Materials, Inc.			5,650		54,127
Broadcom Corp. (a)			4,240		64,915
Intel Corp.			13,108		180,890
KLA-Tencor Corp.			2,136		40,178
Linear Technology Corp.			2,500		49,875
MEMC Electronic Materials, Inc. (a)			3,067		46,066
National Semiconductor Corp.			3,750		41,250
Texas Instruments, Inc.			7,250		112,883
Total Semiconductors & Semiconductor Equipment					696,993

Software - 8.10%
Activision Blizzard, Inc. (a)			6,033		70,586
Adobe Systems, Inc. (a)			6,117		141,670
Autodesk, Inc. (a)			1,395		23,143
Electronic Arts, Inc. (a)			4,085		77,860
Microsoft Corp.			36,111		730,165
Oracle Corp. (a)			16,103		259,097
Total Software					1,302,521

Specialty Retail - 2.84%
Bed Bath & Beyond, Inc. (a)			1,829		37,111
Best Buy Co, Inc.			3,491		72,299
Gamestop Corp. (a)			2,311		50,495
The Gap Inc.			7,760		101,035
Home Depot, Inc.			5,162		119,294
Limited Brands, Inc.			6,248		58,169
Tiffany & Co.			951		18,820
Total Specialty Retail					457,223

Textiles, Apparel & Luxury Goods - 1.22%
Coach, Inc. (a)			3,700		66,230
Nike, Inc.			2,450		130,462
Total Textiles, Apparel & Luxury Goods					196,692

Tobacco - 1.70%
Altria Group, Inc.			4,250		68,340
Philip Morris International, Inc.			4,873		205,446
Total Tobacco					273,786
TOTAL COMMON STOCKS (Cost $21,979,498)					$15,902,255

INVESTMENT COMPANIES - 1.01%
SPDR Trust Series 1			1,375		123,681
iShares Russell 1000 Growth Index Fund			1,060		38,775
TOTAL INVESTMENT COMPANIES (Cost $226,202)					$162,456

			Principal
			Amount
SHORT TERM INVESTMENTS - 0.79%
Fidelity Institutional Money Market Funds - Government Portfolio
1.510%, 12/31/2031 (b)			127,720		127,720
TOTAL SHORT TERM INVESTMENTS (Cost $127,720)					$127,720

Total Investments (Cost $22,333,420) - 100.75%					16,192,431
Liabilities in Excess of Other Assets - (0.75)%					(120,961)
TOTAL NET ASSETS - 100.00%					$16,071,470

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 –	Level 2 –	Level 3 –
		Quoted Prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	16,192,431	16,192,431	-	-
Total	16,192,431	16,192,431	-	-

The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows*:

Cost of investments				$22,333,420
Gross unrealized appreciation - Equity				174,486
Gross unrealized depreciation - Equity				(6,315,475)
Net unrealized depreciation				$(6,140,989)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

PMC Large Cap Value Fund
Schedule of Investments
November 30, 2008 (Unaudited)

			Shares		Value
COMMON STOCKS - 99.05%
Aerospace & Defense - 3.59%
General Dynamics Corp.			2,300		$118,841
Goodrich Corp.			2,758		92,807
Northrop Grumman Corp.			5,559		227,641
United Technologies Corp.			2,553		123,897
Total Aerospace & Defense					563,186

Airlines - 0.28%
AMR Corp. (a)			3,900		34,242
Southwest Airlines Co.			1,200		10,380
Total Airlines					44,622

Auto Components - 0.06%
Autoliv, Inc.			500		9,545
Beverages - 2.08%
Coca-Cola Enterprises, Inc.			1,900		17,442
Dr. Pepper Snapple Group, Inc. (a)			6,190		99,907
Molson Coors Brewing Co.			2,922		129,941
Pepsi Bottling Group, Inc.			4,400		79,596
Total Beverages					326,886

Biotechnology - 0.88%
Amgen, Inc. (a)			2,500		138,850
Capital Markets - 3.73%
Ameriprise Financial Inc.			5,533		102,139
Bank Of New York Mellon Corp.			6,919		209,023
The Goldman Sachs Group, Inc.			900		71,091
Northern Trust Corp.			300		13,767
State Street Corp.			4,496		189,327
Total Capital Markets					585,347

Chemicals - 1.73%
Ashland, Inc.			3,300		31,515
E.I. du Pont de Nemours & Co.			4,725		118,409
Praxair, Inc.			2,062		121,761
Total Chemicals					271,685

Commercial Banks - 6.89%
Bank of America Corp.			15,403		250,299
PNC Financial Services Group			4,750		250,657
US Bancorp			9,640		260,087
Wells Fargo & Co.			11,138		321,777
Total Commercial Banks					1,082,820

Communications Equipment - 0.68%
Nokia OYJ - ADR			7,604		107,749
Computers & Peripherals - 1.84%
Hewlett-Packard Co.			5,203		183,562
International Business Machines Corp.			1,099		89,678
Lexmark International, Inc. (a)			600		15,708
Total Computers & Peripherals					288,948

Consumer Finance - 0.37%
Discover Financial Services			5,702		58,331
Containers & Packaging - 1.44%
Owens-Illinois, Inc. (a)			5,597		113,171
Pactiv Corp. (a)			3,829		95,687
Sealed Air Corp.			1,100		17,413
Total Containers & Packaging					226,271

Diversified Financial Services - 4.33%
J.P. Morgan Chase & Co.			17,224		545,312
Leucadia National Corp.			2,380		46,529
Nasdaq Stock Market, Inc. (a)			3,300		70,950
Principal Financial Group, Inc.			1,300		17,953
Total Diversified Financial Services					680,744

Diversified Telecommunication Services - 5.95%
AT&T, Inc.			20,823		594,705
CenturyTel, Inc.			3,310		87,913
Verizon Communications, Inc.			7,700		251,405
Total Diversified Telecommunication Services					934,023

Electric Utilities - 2.19%
American Electric Power Co, Inc.			6,993		218,811
Edison International			3,400		113,560
The Southern Co.			300		10,896
Total Electric Utilities					343,267

Electrical Equipment - 0.50%
ABB Ltd. - ADR			6,026		77,916
Electronic Equipment, Instruments & Components - 0.83%
Arrow Electronics, Inc. (a)			700		9,660
Avnet, Inc. (a)			2,500		35,600
Jabil Circuit, Inc.			13,000		85,540
Total Electronic Equipment, Instruments & Components					130,800

Energy Equipment & Services - 0.73%
Helmerich & Payne, Inc.			400		10,144
Tidewater, Inc.			2,649		104,583
Total Energy Equipment & Services					114,727

Food & Staples Retailing - 1.80%
BJ's Wholesale Club, Inc. (a)			1,100		39,358
The Kroger Co.			700		19,362
Wal-Mart Stores, Inc.			4,019		224,582
Total Food & Staples Retailing					283,302

Food Products - 3.07%
Archer-Daniels-Midland Co.			300		8,214
Bunge Ltd.			2,000		84,920
ConAgra Foods, Inc.			7,607		112,203
General Mills, Inc.			1,400		88,438
HJ Heinz Co.			600		23,304
Kraft Foods, Inc. - Class A			5,504		149,764
Sara Lee Corp.			1,600		14,688
Total Food Products					481,531

Gas Utilities - 1.21%
Equitable Resources, Inc.			4,337		144,726
Oneok, Inc.			1,300		38,142
UGI Corp.			300		7,008
Total Gas Utilities					189,876

Health Care Equipment & Supplies - 0.76%
Covidien Ltd.			3,244		119,541
Health Care Providers & Services - 2.12%
Aetna, Inc.			1,000		21,820
Community Health Systems, Inc. (a)			1,300		16,978
Humana, Inc. (a)			400		12,092
LifePoint Hospitals, Inc. (a)			2,400		48,144
McKesson Corp.			400		13,976
UnitedHealth Group, Inc.			7,501		157,596
Universal Health Services, Inc.			800		29,720
Wellpoint, Inc. (a)			900		32,040
Total Health Care Providers & Services					332,366

Hotels, Restaurants & Leisure - 1.16%
McDonald's Corp.			3,107		182,536
Household Durables - 0.54%
Centex Corp.			3,200		29,312
Pulte Homes, Inc.			5,138		54,720
Total Household Durables					84,032

Household Products - 1.56%
Procter & Gamble Co.			3,800		244,530
Industrial Conglomerates - 2.95%
General Electric Co.			20,671		354,921
Siemens AG - ADR			1,807		107,878
Total Industrial Conglomerates					462,799

Insurance - 5.50%
Allied World Assurance Co. Holdings Ltd.			600		21,216
The Allstate Corp.			9,360		238,119
Assurant, Inc.			600		13,062
Berkshire Hathaway, Inc. (a)			58		202,942
First American Corp.			1,400		33,628
Lincoln National Corp.			3,300		45,309
MetLife, Inc.			5,536		159,215
The Progressive Corp.			1,800		27,036
Reinsurance Group of America, Inc. (a)			500		20,300
Travelers Companies, Inc.			1,556		67,919
Unum Group			2,400		35,760
Total Insurance					864,506

IT Services - 0.47%
Computer Sciences Corp. (a)			1,900		52,934
SAIC, Inc. (a)			1,200		21,360
Total IT Services					74,294

Leisure Equipment & Products - 0.24%
Hasbro, Inc.			1,400		37,520
Machinery - 0.97%
AGCO Corp. (a)			400		9,848
Flowserve Corp.			800		40,264
Gardner Denver, Inc. (a)			2,000		49,500
Terex Corp. (a)			1,700		24,242
Timken Co.			600		8,706
Trinity Industries, Inc.			1,300		19,331
Total Machinery					151,891

Media - 4.37%
Comcast Corp.			14,270		247,442
The DIRECTV Group Inc. (a)			8,583		188,912
News Corp.			8,735		69,006
Time Warner, Inc.			19,933		180,394
Total Media					685,754

Metals & Mining - 0.62%
Reliance Steel & Aluminum Co.			1,500		30,930
Steel Dynamics, Inc.			8,100		66,906
Total Metals & Mining					97,836

Multiline Retail - 0.43%
Macy's, Inc.			3,800		28,196
Sears Holdings Corp. (a)			1,100		39,875
Total Multiline Retail					68,071

Multi-Utilities - 2.65%
Centerpoint Energy, Inc.			800		10,344
Dominion Resources Inc.			1,000		36,820
NiSource, Inc.			1,500		18,075
PG&E Corp.			4,146		157,714
Public Service Enterprise Group, Inc.			4,151		128,266
Sempra Energy			900		42,003
TECO Energy, Inc.			1,800		23,400
Total Multi-Utilities					416,622

Oil, Gas & Consumable Fuels - 14.05%
Apache Corp.			600		46,380
Chevron Corp.			3,100		244,931
Cimarex Energy Co.			2,700		76,599
ConocoPhillips			4,400		231,088
El Paso Corp.			3,200		23,648
Encore Acquisition Co. (a)			2,300		60,812
Exxon Mobil Corp.			10,392		832,919
Marathon Oil Corp.			2,500		65,450
Noble Energy, Inc.			500		26,140
Royal Dutch Shell Plc - ADR			3,379		180,608
Total SA - ADR			4,115		217,066
XTO Energy, Inc.			5,250		200,760
Total Oil, Gas & Consumable Fuels					2,206,401

Paper & Forest Products - 0.67%
Weyerhaeuser Co.			2,786		104,809
Personal Products - 0.43%
The Estee Lauder Cos., Inc.			2,410		67,239
Pharmaceuticals - 10.72%
Bristol-Myers Squibb Co.			9,714		201,080
Eli Lilly & Co.			3,300		112,695
Johnson & Johnson			5,440		318,675
Merck & Co., Inc.			2,600		69,472
Novartis AG - ADR			3,198		150,050
Pfizer, Inc.			25,658		421,561
Schering Plough Corporation			12,370		207,940
Wyeth			5,580		200,936
Total Pharmaceuticals					1,682,409

Professional Services - 0.16%
Manpower, Inc.			800		25,184
Road & Rail - 0.95%
Norfolk Southern Corp.			1,700		84,099
Ryder System, Inc.			1,800		64,638
Total Road & Rail					148,737

Semiconductors & Semiconductor Equipment - 0.52%
Applied Materials, Inc.			8,525		81,669
Software - 0.91%
Microsoft Corp.			6,633		134,119
Symantec Corp. (a)			700		8,421
Total Software					142,540

Specialty Retail - 1.28%
Foot Locker, Inc.			1,400		9,422
The Gap Inc.			10,054		130,903
RadioShack Corp.			6,200		61,070
Total Specialty Retail					201,395

Thrifts & Mortgage Finance - 0.36%
Astoria Financial Corp.			700		12,922
Hudson City Bancorp, Inc.			2,600		43,446
Total Thrifts & Mortgage Finance					56,368

Tobacco - 0.19%
Altria Group, Inc.			1,900		30,552
Trading Companies & Distributors - 0.29%
United Rentals, Inc. (a)			5,600		45,192
TOTAL COMMON STOCKS (Cost $20,126,031)					$15,555,219

			Shares		Value
REAL ESTATE INVESTMENT TRUSTS - 0.79%
Annaly Mortgage Management, Inc.			700		$10,059
Apartment Investment & Management Co.			300		3,441
Avalonbay Communities, Inc.			200		12,134
Boston Properties, Inc.			400		21,360
Equity Residential			800		24,344
HCP, Inc.			300		6,201
Hospitality Properties Trust			700		8,022
Host Hotels & Resorts, Inc.			1,100		8,272
Kimco Realty Corp.			800		11,320
ProLogis			600		2,298
Vornado Realty Trust			300		16,035
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $232,388)					$123,486

			Principal
			Amount
SHORT TERM INVESTMENTS - 0.20%
Fidelity Institutional Money Market Funds - Government Portfolio
1.510% (b)			$12,648		12,648
United States Treas Bills
0.169%, 01/15/2009			19,000		18,996
TOTAL SHORT TERM INVESTMENTS (Cost $31,644)					$31,644

Total Investments (Cost $20,390,063) - 100.03%					15,710,349
Liabilities in Excess of Other Assets - (0.04)%					(5,288)
TOTAL NET ASSETS - 100.00%					$15,705,061

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 –	Level 2 –	Level 3 –
		Quoted Prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	15,710,349	15,691,353	18,996	-
Total	15,710,349	15,691,353	18,996	-

The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows*:

Cost of investments				$20,390,063
Gross unrealized appreciation - Equity				279,030
Gross unrealized depreciation - Equity				(4,958,744)
Net unrealized depreciation				$(4,679,714)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Schedule of Investments
November 30, 2008 (Unaudited)
PMC Small Cap Core Fund

Shares	Value
COMMON STOCKS - 92.95%
Aerospace & Defense - 1.91%
Argon ST, Inc. (a)	1,100	$21,549
Ceradyne, Inc. (a)	600	15,756
Curtiss-Wright Corp.	600	20,040
Ducommun, Inc.	200	3,344
Dyncorp International, Inc. (a)	2,335	34,675
Esterline Technologies Corp. (a)	400	14,764
HEICO Corp.	400	12,852
Hexcel Corp. (a)	3,940	29,550
Ladish, Inc. (a)	400	6,628
Orbital Sciences Corp. (a)	100	1,720
Triumph Group, Inc.	1,870	63,954
Total Aerospace & Defense	224,832

Air Freight & Logistics - 0.81%
HUB Group, Inc. (a)	2,530	67,551
Pacer International, Inc.	2,900	28,101
Total Air Freight & Logistics	95,652

Airlines - 0.32%
Skywest, Inc.	1,200	18,240
Ual Corp.	1,700	19,125
Total Airlines	37,365

Auto Components - 0.27%
ArvinMeritor, Inc.	1,000	3,950
Fuel Sys Solutions, Inc. (a)	800	27,672
Total Auto Components	31,622

Beverages - 0.17%
PepsiAmericas, Inc.	1,200	20,112
Biotechnology - 4.64%
Alkermes, Inc. (a)	7,375	54,428
Celera Corp. (a)	4,175	40,665
Cephalon, Inc. (a)	100	7,348
Cubist Pharmaceuticals, Inc. (a)	2,200	54,032
CV Therapeutics, Inc. (a)	4,900	44,394
Emergent Biosolutions, Inc. (a)	600	13,572
Immunogen, Inc. (a)	400	1,528
Isis Pharmaceuticals, Inc. (a)	1,300	14,911
Martek Biosciences Corp. (a)	1,500	41,925
Medarex, Inc. (a)	5,920	29,896
Myriad Genetics, Inc. (a)	1,100	65,208
Onyx Pharmaceuticals, Inc. (a)	1,370	38,497
OSI Pharmaceuticals, Inc. (a)	1,665	61,938
Regeneron Pharmaceuticals, Inc. (a)	2,225	34,398
Repligen Corp. (a)	300	1,170
United Therapeutics Corp. (a)	805	44,138
Total Biotechnology	548,048

Building Products - 1.13%
AAON, Inc.	4,650	88,536
Gibraltar Industries, Inc.	1,100	14,190
Insteel Industries, Inc.	700	6,832
NCI Building Systems, Inc. (a)	1,600	24,352
Total Building Products	133,910

Capital Markets - 1.97%
Ameriprise Financial Inc.	700	12,922
Apollo Investment Corp.	2,600	22,074
BGC Partners, Inc.	300	1,140
BlackRock Kelso Capital Corp.	700	7,175
Greenhill & Co, Inc.	820	55,842
Hercules Technology Growth Capital, Inc.	800	5,160
OptionsXpress Holdings, Inc.	3,625	51,076
Patriot Capital Funding, Inc.	200	674
PennantPark Investment Corp.	200	590
Penson Worldwide, Inc. (a)	1,000	6,600
Riskmetrics Group, Inc. (a)	2,805	41,907
Waddell & Reed Financial, Inc.	2,070	27,821
Total Capital Markets	232,981

Chemicals - 2.37%
Ashland, Inc.	653	6,236
Ferro Corp.	5,630	36,201
Innophos Holdings, Inc.	1,200	19,776
Intrepid Potash, Inc. (a)	600	11,520
Nalco Holding Company	700	7,987
Olin Corp.	1,900	31,122
OM Group, Inc. (a)	4,105	80,992
PolyOne Corp. (a)	9,435	26,701
Rockwood Holdings, Inc. (a)	3,290	29,412
Solutia, Inc. (a)	1,000	6,800
Terra Industries, Inc.	1,600	23,536
Total Chemicals	280,283

Commercial Banks - 7.11%
Amcore Financial, Inc.	205	748
Ameris Bancorp	700	6,692
Bank of Hawaii Corp.	200	8,922
Central Pacific Financial Corp.	2,300	29,440
Citizens Republic Bankcorp, Inc. (a)	300	708
City Bank/Lynnwood WA	300	1,977
City Holding Co.	500	17,710
Community Bank System, Inc.	200	4,612
East West Bancorp, Inc.	3,290	48,692
First Bancorp/Troy NC	100	1,724
First Commonwealth Financial Corp.	3,200	38,432
First Merchants Corp.	1,200	24,204
First Midwest Bancorp Inc./IL	4,925	90,669
FirstMerit Corp.	1,000	22,000
FNB Corp./Hermitage PA	200	2,472
Frontier Financial Corp.	400	1,144
Glacier Bancorp, Inc.	100	1,778
Green Bankshares, Inc.	100	1,631
Huntington Bancshares, Inc.	1,600	12,800
Independent Bank Corp. Massachusetts	1,255	29,731
Integra Bank Corp.	200	508
Lakeland Bancorp, Inc.	2,000	19,500
MainSource Financial Group, Inc.	1,700	26,503
National Penn Bancshares, Inc.	1,000	15,380
Oriental Financial Group	1,700	10,676
Pacific Capital Bancorp	3,200	50,560
Provident Bankshares Corp.	6,055	57,038
Republic Bancorp Inc./KY	300	6,645
Santander BanCorp	300	2,964
Signature Bank (a)	700	20,860
Smithtown Bancorp, Inc.	565	11,278
The South Financial Group, Inc.	700	3,024
State Bancorp Inc.	600	7,200
Sterling Financial Corp./WA	2,600	13,832
Sun Bancorp Inc. (a)	2,970	23,285
Susquehanna Bancshares, Inc.	3,800	58,064
SVB Financial Group (a)	200	8,010
TCF Financial Corp.	1,685	28,140
Texas Capital Bancshares, Inc. (a)	2,120	34,026
Trustmark Corp.	3,125	62,375
UCBH Holdings, Inc.	400	1,856
Valley National Bancorp	1,195	23,099
Webster Financial Corp.	300	4,500
Wilshire Bancorp, Inc.	500	3,430
Total Commercial Banks	838,839

Commercial Services & Supplies - 2.94%
ACCO Brands Corp. (a)	500	460
American Ecology Corp.	1,850	32,708
American Reprographics Co. (a)	200	1,566
Cenveo, Inc. (a)	400	1,504
Clean Harbors, Inc. (a)	100	6,313
Comfort Systems USA, Inc.	900	7,515
Consolidated Graphics, Inc. (a)	1,200	17,244
Deluxe Corp.	4,100	43,132
Ennis, Inc.	200	2,034
FTI Consulting, Inc. (a)	320	17,549
Geoeye, Inc. (a)	200	3,998
Global Cash Access Holdings, Inc. (a)	400	1,236
Healthcare Services Group	3,230	51,357
Herman Miller, Inc.	1,200	17,652
Jackson Hewitt Tax Service, Inc.	2,500	32,175
Knoll, Inc.	800	8,616
McGrath Rentcorp.	1,995	35,870
Resources Connection, Inc. (a)	100	1,731
United Stationers, Inc. (a)	1,345	42,784
Waste Services Inc. (a)	3,500	22,085
Total Commercial Services & Supplies	347,529

Communications Equipment - 2.73%
3Com Corp. (a)	3,600	7,236
Adtran, Inc.	2,500	35,500
Avocent Corp. (a)	2,800	52,668
Bigband Networks, Inc. (a)	300	1,092
EMS Technologies, Inc. (a)	300	7,263
F5 Networks, Inc. (a)	200	4,980
Harmonic, Inc. (a)	900	4,635
Harris Stratex Networks Inc. (a)	4,810	24,002
Interdigital, Inc. (a)	700	18,564
Netgear, Inc. (a)	3,410	41,261
PC-Tel, Inc.	3,100	18,724
Tekelec (a)	4,190	51,327
Viasat, Inc. (a)	2,560	54,861
Total Communications Equipment	322,113

Computers & Peripherals - 0.76%
Emulex Corp. (a)	900	6,417
Imation Corp.	800	10,624
Synaptics, Inc. (a)	3,285	72,171
Total Computers & Peripherals	89,212

Construction & Engineering - 1.66%
Dycom Industries, Inc. (a)	600	3,564
EMCOR Group, Inc. (a)	2,000	31,540
Granite Construction, Inc.	1,610	69,053
MasTec, Inc. (a)	1,200	7,692
Perini Corp. (a)	1,580	30,257
Sterling Constuction Co. Inc. (a)	400	6,584
URS Corp. (a)	1,230	46,691
Total Construction & Engineering	195,381

Construction Materials - 0.17%
Headwaters, Inc. (a)	3,500	19,880
Consumer Finance - 0.08%
Cash America International, Inc.	300	8,103
World Acceptance Corp. (a)	100	1,957
Total Consumer Finance	10,060

Containers & Packaging - 1.16%
AEP Industries, Inc. (a)	1,500	31,095
Rock-Tenn Co.	2,485	83,918
Silgan Holdings, Inc.	495	22,394
Total Containers & Packaging	137,407

Diversified Consumer Services - 0.43%
Lincoln Educational Services Corp. (a)	1,000	13,750
Pre-Paid Legal Services, Inc. (a)	300	12,000
Regis Corp.	800	8,792
Steiner Leisure Ltd. (a)	200	4,838
Thinkorswim Group, Inc. (a)	1,800	11,628
Total Diversified Consumer Services	51,008

Diversified Financial Services - 0.42%
Fifth Street Finance Corp. (a)	700	5,131
Financial Federal Corp.	400	7,688
Interactive Brokers Group, Inc. (a)	900	16,416
PHH Corp. (a)	2,700	20,574
Total Diversified Financial Services	49,809

Diversified Telecommunication Services - 1.14%
Alaska Communications Systems Group, Inc.	5,050	48,985
Atlantic Tele-Network, Inc.	200	4,588
NTELOS Holdings Corp.	3,085	68,518
Windstream Corp.	1,400	12,404
Total Diversified Telecommunication Services	134,495

Electric Utilities - 1.75%
Cleco Corp.	2,520	59,396
DPL, Inc.	500	10,410
El Paso Electric Co. (a)	600	10,812
ITC Holdings Corp.	1,000	42,000
Nv Energy, Inc. (a)	1,700	16,116
Pepco Holdings, Inc.	500	8,995
Portland General Electirc Co.	1,500	27,465
Unisource Energy Corp.	100	2,807
Westar Energy, Inc.	1,400	28,322
Total Electric Utilities	206,323

Electrical Equipment - 1.50%
Acuity Brands, Inc.	2,905	78,319
AO Smith Corp.	200	6,548
Baldor Electric Co.	800	13,184
Belden CDT, Inc.	500	8,710
Energy Conversion Devices, Inc. (a)	1,200	33,576
II-VI, Inc. (a)	1,300	26,156
Regal-Beloit Corp.	300	10,092
Ultralife Corp. (a)	100	1,020
Total Electrical Equipment	177,605

Electronic Equipment, Instruments & Components - 1.98%
Anixter International, Inc. (a)	1,230	33,702
Cognex Corp.	1,100	14,993
CTS Corp.	2,600	14,378
Daktronics, Inc.	3,100	28,241
FARO Technologies, Inc. (a)	1,845	26,550
Insight Enterprises, Inc. (a)	600	2,442
IPG Photonics Corp. (a)	1,750	23,782
Methode Electronics, Inc.	2,500	21,150
Multi-Fineline Electronix, Inc. (a)	300	3,132
PC Connection, Inc. (a)	200	1,026
Radisys Corp. (a)	700	4,200
Rofin-Sinar Technologies, Inc. (a)	1,399	33,212
Rogers Corp. (a)	100	2,820
SYNNEX Corp. (a)	2,300	24,058
Total Electronic Equipment, Instruments & Components	233,686

Energy Equipment & Services - 2.29%
Basic Energy Services Inc New (a)	2,680	30,766
Bristow Group, Inc. (a)	1,725	39,037
Complete Production Services (a)	7,605	62,285
Grey Wolf, Inc. (a)	8,335	45,676
Gulf Island Fabrication, Inc.	500	7,205
Lufkin Industries, Inc.	765	37,722
Matrix Service Co. (a)	2,200	16,808
PHI, Inc. (a)	200	2,470
Pioneer Drilling Co. (a)	300	2,202
Unit Corp. (a)	400	11,472
Willbros Group, Inc. (a)	1,800	14,886
Total Energy Equipment & Services	270,529

Food & Staples Retailing - 0.62%
Andersons, Inc.	300	3,798
Casey's General Stores, Inc.	1,755	52,036
Nash Finch Co.	300	13,458
Susser Holdings Corp. (a)	300	3,642
Total Food & Staples Retailing	72,934

Food Products - 1.60%
Chiquita Brands International, Inc. (a)	2,300	25,645
Darling International, Inc. (a)	1,300	6,500
Diamond Foods, Inc.	500	15,110
Fresh Del Monte Produce, Inc. (a)	1,300	32,812
Ralcorp Holdings, Inc. (a)	1,265	79,138
Sanderson Farms, Inc.	400	12,472
Smart Balance, Inc. (a)	2,900	16,965
Total Food Products	188,642

Gas Utilities - 0.60%
Atmos Energy Corp.	700	17,451
Energen Corp.	200	6,160
New Jersey Resources Corp.	200	8,032
Oneok, Inc.	300	8,802
South Jersey Industries, Inc.	200	7,800
Southwest Gas Corp.	600	15,540
WGL Holdings, Inc.	200	7,220
Total Gas Utilities	71,005

Health Care Equipment & Supplies - 3.54%
Align Technology, Inc. (a)	4,445	31,115
American Medical Systems Holdings, Inc. (a)	4,200	36,960
Cardiac Science Corp. (a)	200	1,306
Conmed Corp. (a)	1,435	33,737
Cyberonics, Inc. (a)	500	6,865
Gen-Probe, Inc. (a)	625	23,031
Haemonetics Corp/Mass (a)	100	5,719
ICU Medical, Inc. (a)	100	3,025
Immucor, Inc. (a)	1,600	38,832
Invacare Corp.	500	7,390
Masimo Corp. (a)	400	10,916
Merit Medical Systems, Inc. (a)	1,100	15,961
Quidel Corp. (a)	2,535	34,552
Somanetics Corp. (a)	900	15,786
Synovis Life Technologies, Inc. (a)	2,600	37,206
Thoratec Corp. (a)	1,300	32,539
Vnus Medical Technologies, Inc. (a)	400	6,000
West Pharmaceutical Services, Inc.	2,160	76,680
Total Health Care Equipment & Supplies	417,620

Health Care Providers & Services - 4.05%
AMERIGROUP Corp. (a)	400	9,824
AMN Healthcare Services, Inc. (a)	6,520	58,158
Catalyst Health Solutions, Inc. (a)	1,580	35,550
Centene Corp. (a)	500	9,250
Chemed Corp.	500	20,380
Corvel Corp. (a)	200	4,420
Coventry Health Care, Inc. (a)	200	2,494
CryoLife, Inc. (a)	400	3,640
Emergency Medical Services Corp. (a)	300	10,176
Five Star Quality Care, Inc. (a)	200	282
Healthsouth Corp. (a)	500	4,920
Healthspring, Inc. (a)	300	4,377
Healthways, Inc. (a)	2,175	17,596
Kindred Healthcare, Inc. (a)	2,100	22,533
LifePoint Hospitals, Inc. (a)	400	8,024
National Healthcare Corp.	900	40,851
Owens & Minor, Inc.	100	4,153
PharMerica Corp. (a)	1,300	21,606
Psychiatric Solutions, Inc. (a)	3,405	86,146
Res-Care, Inc. (a)	3,540	46,197
Sun Healthcare Group, Inc. (a)	4,580	45,892
Universal Health Services, Inc.	580	21,547
Total Health Care Providers & Services	478,016

Hotels, Restaurants & Leisure - 3.28%
Ameristar Casinos, Inc.	2,300	17,618
Bally Technologies, Inc. (a)	2,075	38,325
Bob Evans Farms, Inc.	1,000	16,770
Buffalo Wild Wings, Inc. (a)	1,110	25,486
California Pizza Kitchen, Inc. (a)	4,100	31,775
CBRL Group, Inc.	200	3,866
CEC Entertainment, Inc. (a)	200	3,442
CKE Restaurants, Inc.	4,300	30,960
Dominos Pizza, Inc. (a)	400	1,544
Jack in the Box, Inc. (a)	4,375	76,562
Papa John's International, Inc. (a)	2,455	43,503
Speedway Motorsports, Inc.	1,600	22,128
Wendys Arbys Group, Inc.	3,600	14,472
WMS Industries, Inc. (a)	2,450	60,392
Total Hotels, Restaurants & Leisure	386,843

Household Durables - 1.03%
American Greetings Corp.	3,800	43,776
Blyth, Inc.	300	2,487
Furniture Brands International, Inc.	400	1,304
Jarden Corp. (a)	700	8,736
Leggett & Platt, Inc.	500	7,300
Tupperware Brands Corp.	1,300	25,571
Universal Electronics, Inc. (a)	1,950	32,370
Total Household Durables	121,544

Industrial Conglomerates - 0.49%
Otter Tail Corp.	1,740	32,695
Seaboard Corp.	23	20,723
Tredegar Corp.	300	4,716
Total Industrial Conglomerates	58,134

Insurance - 5.09%
Allied World Assurance Co. Holdings Ltd.	100	3,536
American Equity Investment Life Holding Co.	400	2,488
American Physicians Capital, Inc.	400	15,340
American Safety Insurance Holdings Ltd (a)	1,000	8,930
Argo Group International Holdings Ltd (a)	100	3,164
Aspen Insurance Holdings Ltd.	4,230	77,959
CNA Surety Corp. (a)	300	3,633
Delphi Financial Group	600	7,260
Endurance Specialty Holdings Ltd	200	5,384
FBL Financial Group, Inc.	1,400	15,918
Harleysville Group, Inc.	1,375	51,810
Horace Mann Educators Corp.	700	5,964
IPC Holdings Ltd	1,950	54,600
Maiden Holdings Ltd	500	2,075
Max Capital Group Ltd.	3,520	40,691
Meadowbrook Insurance Group, Inc.	500	2,805
Montpelier Re Holdings Ltd.	2,500	34,425
The Phoenix Cos Inc.	1,000	2,850
Platinum Underwriters Holdings Ltd	1,800	55,314
ProAssurance Corp. (a)	1,225	66,873
RLI Corp.	580	33,825
Seabright Insurance Holdings, Inc. (a)	4,400	46,464
United American Indemnity Ltd. (a)	800	10,320
Validus Holdings Ltd.	1,800	41,832
Xl Cap Ltd	1,400	7,042
Total Insurance	600,502

Internet & Catalog Retail - 0.58%
Nutri System, Inc.	100	1,401
Overstock.com, Inc. (a)	2,200	23,078
PetMed Express, Inc. (a)	300	5,379
Stamps.com, Inc. (a)	1,600	14,176
VistaPrint Limited (a)	1,500	24,525
Total Internet & Catalog Retail	68,559

Internet Software & Services - 2.67%
Digital River, Inc. (a)	1,440	30,427
Earthlink, Inc. (a)	6,700	44,622
IAC Interactivecorp (a)	100	1,479
j2 Global Communications, Inc. (a)	4,375	85,400
Moduslink Global Solutions, Inc. (a)	200	888
Move, Inc. (a)	900	1,071
NIC, Inc.	1,840	8,519
Savvis, Inc. (a)	3,410	26,837
Switch & Data Facilities Co. Inc. (a)	2,200	11,462
United Online, Inc.	9,755	64,676
Valueclick, Inc. (a)	4,405	27,179
Websense, Inc. (a)	800	12,936
Total Internet Software & Services	315,496

IT Services - 1.96%
Acxiom Corp.	1,300	9,763
Ciber, Inc. (a)	500	2,145
Hackett Group, Inc. (a)	400	1,192
Heartland Payment Systems, Inc.	2,185	37,538
iGate Corp. (a)	6,655	40,596
InfoGROUP, Inc.	8,255	32,442
Integral Sys Inc Md (a)	100	2,400
MAXIMUS, Inc.	600	18,840
Sapient Corp. (a)	6,580	25,925
Syntel, Inc.	1,800	43,236
TeleTech Holdings, Inc. (a)	1,925	16,979
Total IT Services	231,056

Leisure Equipment & Products - 0.43%
Jakks Pacific, Inc. (a)	1,100	19,690
Polaris Industries, Inc.	400	10,920
Steinway Musical Instruments (a)	1,100	19,602
Total Leisure Equipment & Products	50,212

Life Sciences Tools & Services - 1.80%
Albany Molecular Research, Inc. (a)	1,800	17,082
Bio-Rad Laboratories, Inc. (a)	755	55,991
Dionex Corp. (a)	815	41,801
Kendle International, Inc. (a)	1,695	34,697
Life Sciences Research, Inc. (a)	1,600	15,728
Techne Corp.	755	46,817
Total Life Sciences Tools & Services	212,116

Machinery - 3.00%
Actuant Corp.	2,400	43,056
AGCO Corp. (a)	500	12,310
Altra Holdings, Inc. (a)	3,300	25,410
Barnes Group, Inc.	2,330	31,199
Blount International, Inc. (a)	3,700	33,485
Bucyrus International, Inc. - Class A	500	9,765
Chart Industries, Inc. (a)	2,120	20,267
Columbus Mckinnon Corp. (a)	5,245	61,471
EnPro Industries, Inc. (a)	1,500	28,005
Kadant, Inc. (a)	1,775	26,589
Mueller Industries, Inc.	600	13,980
Sun Hydraulics, Inc.	700	10,654
Titan International, Inc.	3,775	36,014
Wabash National Corp.	400	1,972
Total Machinery	354,177

Media - 1.22%
Belo Corp.	800	1,544
Gannett Co, Inc.	600	5,226
Harte-Hanks, Inc.	2,700	16,119
Lin TV Corp. (a)	200	296
Marvel Entertainment, Inc. (a)	1,980	58,311
National Cinemedia, Inc.	4,580	37,281
Scholastic Corp.	1,505	22,982
Sinclair Broadcast Group, Inc.	500	1,580
Valassis Communications, Inc. (a)	400	592
Total Media	143,931

Metals & Mining - 0.70%
Compass Minerals International, Inc.	890	49,831
Haynes International, Inc. (a)	200	3,646
Kaiser Aluminum Corp.	100	2,111
Olympic Steel, Inc.	600	10,500
RTI International Metals, Inc. (a)	1,400	16,828
Total Metals & Mining	82,916

Multiline Retail - 0.12%
99 Cents Only Stores (a)	1,300	14,014
Multi-Utilities - 0.83%
Black Hills Corp.	3,570	92,142
Northwestern Corp.	300	6,198
Total Multi-Utilities	98,340

Oil, Gas & Consumable Fuels - 3.14%
ATP Oil & Gas Corp. (a)	1,600	10,688
Barrett Bill Corp. (a)	500	11,185
Brigham Exploration Co. (a)	4,205	12,741
Callon Petroleum Co. (a)	1,900	4,655
Carrizo Oil & Gas, Inc. (a)	745	15,422
Clayton Williams Energy, Inc. (a)	800	36,736
Contango Oil & Gas Company (a)	500	26,270
Exco Resources, Inc. (a)	5,440	41,725
Gulfport Energy Corp. (a)	2,000	9,900
Mariner Energy, Inc. (a)	900	9,891
Overseas Shipholding Group, Inc.	600	22,236
Penn Virginia Corp.	1,525	45,796
Petroquest Energy, Inc. (a)	5,245	36,767
Rosetta Resources, Inc. (a)	400	3,012
Stone Energy Corp. (a)	700	11,634
Swift Energy Co. (a)	1,300	27,781
Vaalco Energy, Inc. (a)	500	3,150
Warren Resources, Inc. (a)	100	333
Western Refining, Inc.	3,400	25,772
World Fuel Services Corp.	400	14,520
Total Oil, Gas & Consumable Fuels	370,214

Paper & Forest Products - 0.03%
Buckeye Technologies, Inc. (a)	600	2,706
Kapstone Paper & Packaging Corp. (a)	200	886
Total Paper & Forest Products	3,592

Personal Products - 0.93%
Alberto Culver Co.	1,800	38,646
Chattem, Inc. (a)	780	56,605
Nu Skin Enterprises, Inc.	1,100	11,836
Prestige Brands Holdings, Inc. (a)	300	2,346
Total Personal Products	109,433

Pharmaceuticals - 1.83%
Alpharma, Inc. (a)	900	32,490
Eurand NV (a)	3,605	28,407
Medicines Co. (a)	2,700	34,803
Medicis Pharmaceutical	2,700	33,021
Noven Pharmaceuticals, Inc. (a)	3,420	39,159
Viropharma, Inc. (a)	2,600	29,380
Vivus, Inc. (a)	200	1,188
Warner Chilcott Limited (a)	1,300	17,225
Total Pharmaceuticals	215,673

Professional Services - 1.82%
Administaff, Inc.	3,570	60,975
CDI Corp.	1,400	14,322
CoStar Group, Inc. (a)	200	6,524
CRA International Inc. (a)	1,685	48,899
Huron Consulting Group, Inc. (a)	800	41,680
Kforce, Inc. (a)	3,890	26,452
On Assignment, Inc. (a)	1,400	8,050
Watson Wyatt Worldwide, Inc.	200	8,064
Total Professional Services	214,966

Road & Rail - 0.07%
Arkansas Best Corp.	100	2,655
Dollar Thrifty Automotive Group, Inc. (a)	200	248
Ryder System, Inc.	100	3,591
Saia, Inc. (a)	200	1,782
Total Road & Rail	8,276

Semiconductors & Semiconductor Equipment - 1.27%
Amkor Technology, Inc. (a)	1,000	2,200
Applied Micro Circuits Corp. (a)	700	2,590
Cabot Microelectronics Corp. (a)	400	9,908
Cirrus Logic, Inc. (a)	700	2,954
Conexant Systems, Inc. (a)	220	225
Integrated Device Technology, Inc. (a)	700	3,619
Micrel, Inc.	2,200	16,280
National Semiconductor Corp.	300	3,300
NVE Corp. (a)	300	6,927
ON Semiconductor Corp. (a)	5,595	16,337
PLX Technology, Inc. (a)	300	627
PMC - Sierra, Inc. (a)	2,000	8,020
Silicon Image, Inc. (a)	700	2,646
Silicon Laboratories, Inc. (a)	900	18,864
Skyworks Solutions, Inc. (a)	4,900	26,411
Volterra Semiconductor Corp. (a)	3,900	29,172
Total Semiconductors & Semiconductor Equipment	150,080

Software - 4.94%
Blackboard, Inc. (a)	1,700	41,871
Commvault Systems, Inc. (a)	600	6,150
Fair Isaac Corp.	1,000	14,140
Informatica Corp. (a)	2,030	28,176
JDA Software Group, Inc. (a)	3,525	46,460
Lawson Software Inc. (a)	8,750	34,300
Manhattan Associates, Inc. (a)	1,600	24,560
MICRO Systems, Inc. (a)	1,900	31,635
MicroStrategy, Inc. (a)	1,000	35,680
Nuance Communications, Inc. (a)	1,755	16,111
Parametric Technology Corp. (a)	4,100	47,396
Progress Software Corp. (a)	2,410	51,285
Quality Systems, Inc.	1,515	45,556
Quest Software, Inc. (a)	1,200	16,020
SPSS, Inc. (a)	900	21,996
Sybase, Inc. (a)	800	19,712
Symyx Technologies (a)	1,000	4,020
Synopsys, Inc. (a)	300	4,809
Take-Two Interactive Software, Inc. (a)	700	8,505
TIBCO Software, Inc. (a)	1,800	8,712
Wind River Systems, Inc. (a)	9,045	75,435
Total Software	582,529

Specialty Retail - 1.81%
Aeropostale, Inc. (a)	4,765	72,047
America's Car Mart, Inc. (a)	1,700	15,878
The Buckle Inc.	450	8,487
Coldwater Creek, Inc. (a)	500	960
Dress Barn, Inc. (a)	1,600	12,528
Guess ?, Inc.	1,440	19,051
Gymboree Corp. (a)	700	17,605
Rent-A-Center, Inc./TX (a)	1,900	31,179
Tractor Supply Co. (a)	200	7,676
Ulta Salon Cosmetics & Fragrance Inc. (a)	3,700	26,566
The Wet Seal Inc. (a)	800	2,248
Total Specialty Retail	214,225

Textiles, Apparel & Luxury Goods - 0.92%
Carter's, Inc. (a)	900	17,019
Fossil, Inc. (a)	2,325	35,340
Perry Ellis International, Inc. (a)	1,300	7,046
Phillips-Van Heusen Corp.	1,450	25,288
Skechers U.S.A., Inc. (a)	500	6,020
True Religion Apparel, Inc. (a)	1,220	15,360
Unifirst Corp.	100	2,771
Total Textiles, Apparel & Luxury Goods	108,844

Thrifts & Mortgage Finance - 1.74%
Anchor Bancorp Wisconsin, Inc.	200	586
Astoria Financial Corp.	300	5,538
Berkshire Hills Bancorp, Inc.	300	8,700
Dime Community Bancshares	3,050	41,145
First Financial Holdings, Inc.	500	11,095
First Niagara Financial Group, Inc.	3,695	57,309
Flushing Financial Corp.	100	1,366
NewAlliance Bancshares, Inc.	600	8,268
OceanFirst Financial Corp.	1,400	20,888
Provident Financial Services, Inc.	300	4,497
Provident New York Bancorp	500	6,075
Trustco Bank Corp NY	1,300	13,767
Washington Federal, Inc.	1,555	26,264
Total Thrifts & Mortgage Finance	205,498

Tobacco - 0.03%
Universal Corp.	100	3,197
Trading Companies & Distributors - 0.31%
Applied Industrial Technologies, Inc.	1,730	32,974
H & E Equipment Services, Inc. (a)	100	673
United Rentals, Inc. (a)	300	2,421
Total Trading Companies & Distributors	36,068

Water Utilities - 0.54%
American Water Works Co. Inc.	1,600	32,448
Middlesex Water Co.	1,800	30,960
Total Water Utilities	63,408

Wireless Telecommunication Services - 0.25%
Syniverse Holdings, Inc. (a)	2,400	23,448
Usa Mobility, Inc.	600	6,540
Total Wireless Telecommunication Services	29,988
TOTAL COMMON STOCKS (Cost $15,141,496)	$10,970,729

Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 4.18%
AMB Property Corp.	700	$12,054
Anthracite Capital, Inc.	500	1,510
Anworth Mortgage Asset Corp.	800	5,064
Ashford Hospitality Trust, Inc.	1,100	1,716
BioMed Realty Trust, Inc.	500	4,660
Capital Trust Inc/NY	1,000	5,000
CapitalSource, Inc.	900	4,689
CapLease, Inc.	400	836
Cedar Shopping Centers, Inc.	400	1,880
Colonial Properties Trust	3,600	20,412
Diamondrock Hospitality Co.	900	3,348
Digital Realty Trust, Inc.	1,295	35,431
Education Realty Trust, Inc.	300	1,341
Entertainment Properties Trust	100	2,453
Equity One, Inc.	2,200	36,410
Extra Space Storage, Inc.	3,200	28,320
FelCor Lodging Trust, Inc.	600	1,014
First Industrial Realty Trust, Inc.	600	5,190
First Potomac Realty Trust	1,600	12,848
Franklin Street Properties Corp.	100	1,268
Glimcher Realty Trust	300	699
Gramercy Capital Corp.	400	456
Hersha Hospitality Trust	500	1,760
Home Properties, Inc.	1,360	53,040
Hospitality Properties Trust	300	3,438
Inland Real Estate Corp.	700	7,819
Kite Realty Group Trust	400	1,564
LaSalle Hotel Properties	2,300	20,286
Lexington Corporate Properties Trust	900	4,365
Mack-Cali Realty Corp.	700	13,279
MFA Mortgage Investments, Inc.	700	4,333
National Health Investors, Inc.	100	2,255
NorthStar Realty Finance Corp.	600	2,040
One Liberty Properties, Inc.	1,200	11,616
Parkway Properties Inc./MD	2,300	31,441
Pennsylvania Real Estate Investment Trust	3,600	16,200
Ramco-Gershenson Properties Trust	900	4,437
Resource Capital Corporation	200	608
Senior Housing Properties Trust	3,880	54,049
SL Green Realty Corp.	100	1,896
Sovran Self Storage, Inc.	1,995	54,184
Strategic Hotels & Resorts Inc.	700	700
Sunstone Hotel Investors, Inc.	3,000	14,310
U-Store-It Trust	500	2,750
Winthrop Realty Trust	200	468
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $748,528)	$493,437

EXCHANGE TRADED FUNDS - 1.12%
iShares Russell 2000 Index Fund	2,800	132,188
TOTAL EXCHANGE TRADED FUNDS (Cost $119,994)	$132,188

INVESTMENT COMPANIES - 0.48%
Capital Markets - 0.34%
Ares Cap Corp.	1,400	6,972
MVC Capital, Inc.	1,300	14,443
Prospect Capital Corporation	1,500	18,930
Total Capital Markets	40,345

Diversified Financial Services - 0.14%
Compass Diversified Holdings	1,600	16,016
TOTAL INVESTMENT COMPANIES (Cost $68,512)	$56,361

Principal
Amount
SHORT TERM INVESTMENTS - 1.19%
Fidelity Institutional Money Market Funds - Government Portfolio
1.510%, 12/31/2031 (b)	139,947	139,947
TOTAL SHORT TERM INVESTMENTS (Cost $139,947)	$139,947

Total Investments (Cost $16,218,477) - 99.92%	11,792,662
Other Assets in Excess of Liabilities - 0.08%	9,143
TOTAL NET ASSETS - 100.00%	$11,801,805

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable Rate

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

Level 1 –	Level 2 –	Level 3 –
Quoted Prices in	Significant	Significant
active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	11,792,662	11,792,662	-	-
Total	11,792,662	11,792,662	-	-

The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows*:

Cost of investments	$16,218,477
Gross unrealized appreciation - Equity	375,984
Gross unrealized depreciation - Equity	(4,801,799)
Net unrealized depreciation	$(4,425,815)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Schedule of Investments
November 30, 2008 (Unaudited)
PMC International Equity Fund

			Shares		Value
COMMON STOCKS - 97.77%
Australia - 2.99%
Amcor Ltd.			7,600		$29,781
BHP Billiton Ltd.			3,950		74,643
Boart Longyear Group			25,300		4,523
Centennial Coal Co., Ltd.			25,113		43,385
CFS Retail Property Trust			20,900		29,002
Coca-Cola Amatil Ltd.			4,050		23,089
Commonwealth Bank of Australia			3,350		75,438
Computershare Ltd.			4,100		17,840
CSL Ltd.			2,596		59,540
MacArthur Coal Ltd.			11,442		27,937
Orica Ltd.			3,615		36,873
QBE Insurance Group Ltd.			1,000		15,692
Rio Tinto Ltd.			300		9,245
Sonic Healthcare Ltd.			2,550		22,517
Telstra Corp. Ltd.			7,900		21,126
United Group Ltd.			2,458		13,559
Total Australia					504,190

Austria - 0.84%
OMV AG			500		12,674
Raiffeisen International Bank Holding AG			3,353		93,894
Vienna Insurance Group			800		22,240
Voest-ALPINE Intertrading AG			600		12,746
Total Austria					141,554

Belgium - 1.56%
Ackermans & van Haaren NV			300		17,030
Colruyt SA			100		21,591
Delhaize Group			1,854		111,583
Groupe Bruxelles Lambert SA			700		51,767
Mobistar SA			700		48,022
Umicore			700		12,667
Total Belgium					262,660

Bermuda - 1.23%
Jardine Matheson Holdings Ltd.			11,600		206,880
Canada - 1.21%
ARC Energy Trust			1,700		27,552
Bombardier Inc. (a)			5,200		18,197
CGI Group, Inc. (a)			3,800		29,936
Fairfax Financial Holdings Ltd. (a)			100		29,028
Manulife Financial Corp. (a)			1,800		34,833
National Bank of Canada			600		19,956
Power Corp of Canada			1,000		20,553
Research In Motion Ltd. (a)			200		8,789
Toronto-Dominion Bank			500		14,219
Total Canada					203,063

Denmark - 1.28%
AP Moller - Maersk A/S			3		15,477
Carlsberg A/S			4,587		139,018
DSV A/S			2,500		27,324
H.Lundbeck A/S			1,800		33,934
Total Denmark					215,753

Egypt - 0.22%
Orascom Telecom Holding SAE			1,683		37,141
Finland - 1.85%
Fortum Oyj			800		16,078
Kone OYJ			6,488		128,802
Nokia OYJ			6,150		87,137
Pohjola Bank PLC			2,100		26,953
Sampo OYJ			2,800		52,119
Total Finland					311,089

France - 7.78%
Aeroports de Paris			500		28,519
Air Liquide SA			300		25,586
BNP Paribas SA			1,400		77,581
Cie Generale d'Optique Essilor International SA			1,400		56,190
CNP Assurances			300		19,359
Electricite de France SA			1,721		100,420
France Telecom SA			2,100		54,023
GDF Suez			1,400		56,180
Hermes International			100		12,636
Lagardere SCA			183		6,704
Neopost SA			200		14,337
Pernod-Ricard SA			700		41,281
Saft Groupe SA (a)			3,622		93,641
Sanofi-Aventis SA			2,000		110,565
Societe Generale			4,669		200,157
Sodexo SA			500		25,244
Total SA			5,875		308,660
Ubisoft Entertainment SA (a)			1,200		27,745
Vivendi SA			1,800		51,123
Total France					1,309,951

Germany - 5.27%
Allianz SE			1,743		143,787
BASF AG			550		17,553
Bayer AG			600		31,132
Bilfinger Berger AG			450		18,673
Daimler AG			2,805		87,811
Deutsche Post AG			11,538		164,694
E.ON AG			1,750		61,321
Fresenius Medical Care AG & Co KGaA			3,944		171,973
GEA Group AG			1,000		15,576
Hannover Rueckversicherung AG			400		9,148
Merck KGAA			250		20,801
RWE AG			550		45,945
SAP AG			950		32,317
Siemens AG			700		41,888
Wachker Chemie AG			250		25,315
Total Germany					887,934

Greece - 1.34%
Alpha Bank AE			1,213		12,402
National Bank of Greece SA			8,279		159,324
OPAP SA			1,470		36,407
Piraeus Bank SA			1,720		16,968
Total Greece					225,101

Hong Kong - 1.76%
Cheung Kong Holdings Ltd.			18,000		170,723
Cheung Kong Infstrastructure Holdings Ltd.			4,000		15,582
Hang Seng Bank Ltd.			1,200		15,402
HongKong Electric Holdings			5,500		31,014
Hutchison Telecomunications International Ltd. (a)			102,693		28,621
Kerry Properties Ltd.			15,500		34,491
Total Hong Kong					295,833

Ireland - 0.64%
CRH PLC			1,400		30,650
Experian PLC			5,200		31,621
Kerry Group PLC			2,200		45,908
Total Ireland					108,179

Italy - 6.74%
Alleanza Assicurazioni SpA			4,500		30,436
Astaldi SpA			16,868		77,282
Atlantia Spa			6,018		96,889
Banco Popolare SC			14,537		133,348
Danieli & Co SpA			12,908		59,470
Enel SpA			8,700		54,415
ENI SpA			5,100		115,758
Enia SpA (a)			18,827		98,792
Fondiaria-Sai SpA			800		14,552
Fondiaria-Sai SpA			15,979		164,304
Lottomatica SpA			1,800		42,643
Mediaset SpA			8,797		47,630
Prysmian SpA			8,564		95,344
Saipem SpA			800		12,428
UniCredito SpA			40,350		92,258
Total Italy					1,135,549

Japan - 18.59%
Benesse Corp.			800		33,820
Bridgestone Corp.			2,100		35,311
Canon, Inc.			600		18,105
Central Japan Railway Co.			23		194,946
Daito Trust Construction Co. Ltd.			700		29,873
East Japan Railway Co.			3		23,206
Electric Power Development Co., Ltd.			1,800		62,813
Fukuoka Financial Group, Inc.			15,000		48,875
Hitachi Ltd.			11,000		51,130
Hokuhoku Financial Group, Inc.			20,000		41,713
Isetan Mitsukoshi Holdings Ltd. (a)			3,000		22,053
Isuzu Motors Ltd.			26,000		32,393
ITOCHU Corp.			20,000		101,504
Japan Tobacco, Inc.			80		294,362
JFE Holdings, Inc.			700		17,037
The Joyo Bank Ltd.			5,000		24,600
KDDI Corp.			9		58,660
Kirin Holdings Co., Ltd.			4,000		48,719
Kuraray Co. Ltd.			3,500		28,476
Lawson, Inc.			1,000		50,055
Marubeni Corp.			5,000		17,545
Mitsubishi Estate Co. Ltd.			4,000		59,669
Mitsubishi Materials Corp.			8,000		16,170
Mitsubishi Tanabe Pharma Corp.			4,000		49,912
Mitsubishi UFJ Financial Group, Inc.			4,500		24,989
Mitsubishi Corp.			2,300		28,611
Mitsui & Co. Ltd.			2,000		17,774
Mitsui Fudosan Co. Ltd.			2,000		30,836
Mitsui OSK Lines Ltd.			14,000		74,545
Mizuho Financial Group, Inc.			23		61,065
Nintendo Co. Ltd.			500		155,444
Nippon Electric Glass Co. Ltd.			6,000		34,342
Nippon Telegraph & Telephone Corp.			60		264,219
The Nishi-Nippon City Bank Ltd.			14,000		29,287
OJI Paper Co. Ltd.			4,000		19,338
Oracle Corp Japan			1,000		41,663
Osaka Gas Co. Ltd.			6,000		22,844
Panasonic Corp.			1,000		12,143
Ricoh Co. Ltd.			3,000		31,328
Sankyo Co Ltd			500		27,383
Sekisui House Ltd.			2,000		16,326
Shin-Etsu Chemical Co. Ltd.			700		26,782
Sompo Japan Insurance, Inc.			5,000		28,864
Sumitomo Chemical Co. Ltd.			30,000		105,049
Sumitomo Metal Industries Ltd.			8,000		20,600
Sumitomo Mitsui Financial Group, Inc.			20		72,559
Suzuken Co Ltd			1,600		35,855
Takeda Pharmaceutical Co. Ltd.			1,600		77,646
Tohoku Electric Power Co, Inc.			2,600		63,172
Tokio Marine Holdings Inc.			1,200		29,043
The Tokyo Electric Power Co. Inc.			2,100		62,489
Tokyo Gas Co. Ltd.			27,000		121,869
Toppan Printing Co. Ltd.			6,000		44,911
Tostem Inax Holding Corp.			500		7,093
Toyo Suisan Kaisha Ltd.			1,000		23,369
Toyota Motor Corp.			1,900		60,903
West Japan Railway Co.			10		44,391
Yamato Transport Co. Ltd.			4,000		52,205
Total Japan					3,129,884

Luxembourg - 1.72%
ArcelorMittal			500		12,023
KazMunaiGas Exploration - Gdr (a)			14,100		190,698
Millicom International Cellular SA			700		26,831
Millicom International Cellular SA (a)			605		23,190
Reinet Investments SCA (a)			164		1,344
SES SA			2,000		35,144
Total Luxembourg					289,230

Mexico - 0.31%
America Movil SAB de CV - ADR			700		21,000
Grupo Televisa SA - ADR			2,100		31,206
Total Mexico					52,206

Netherlands - 4.83%
Gemalto NV (a)			800		18,919
Koninklijke Ahold NV			5,725		63,824
Koninklijke Boskalis Westminster NV			500		14,307
Koninklijke DSM NV			600		13,912
Koninklijke Philips Electronics NV			1,900		31,009
Reed Elsevier NV			2,400		28,377
Royal Dutch Shell PLC			3,300		86,649
Royal Dutch Shell PLC			16,415		437,522
Unilever NV			3,600		84,042
Wolters Kluwer NV			2,100		35,570
Total Netherlands					814,131

Norway - 0.26%
Marine Harvest NV (a)			72,247		10,389
StatoilHydro ASA			1,200		20,358
Yara International ASA			800		13,324
Total Norway					44,071

Portugal - 1.07%
Energias de Portugal SA			7,512		25,555
Galp Energia SGPS SA (a)			8,378		92,005
Jeronimo Martins SGPS SA			4,189		21,899
Portugal Telecom SGPS SA			5,537		41,139
Total Portugal					180,598

Russia - 0.04%
Novolipetsk Steel OJSC - GDR (a)			600		5,968
Singapore - 1.36%
City Developments Ltd.			6,000		23,211
Indofood Agri Resources Ltd (a)			127,000		39,411
Singapore Press Holdings Ltd.			23,000		54,167
Singapore Telecommunications Ltd.			56,000		94,935
United Overseas Bank Ltd.			2,000		17,579
Total Singapore					229,303

South Africa - 0.18%
Impala Platinum Holdings Ltd.			2,489		31,016
South Korea - 0.60%
Hyundai Mobis			850		35,878
KT Corporation			1,570		35,321
LG Electronics, Inc.			550		29,451
Total South Korea					100,650

Spain - 5.54%
Banco Bilbao Vizcaya Argentaria SA			3,000		31,136
Banco Santander SA			24,594		202,087
Enagas SA			3,207		59,679
Endesa SA			1,000		29,384
Iberdrola SA			4,900		36,380
Indra Sistemas SA			1,300		26,549
Mapfre SA			11,600		36,585
Repsol YPF SA			1,000		19,268
Sol Melia SA			19,417		118,869
Telefonica SA			18,368		372,255
Total Spain					932,192

Sweden - 1.33%
Modern Times Group AB			7,415		129,536
Nordea Bank AB			3,400		24,483
Securitas AB			2,400		22,730
SKF AB			2,000		15,920
Svenska Handelsbanken AB			1,900		31,587
Total Sweden					224,256

Switzerland - 10.64%
Actelion Ltd. (a)			600		27,034
Aryzta AG (a)			200		5,318
Baloise Holding AG			600		33,541
Bank Sarasin & Cie AG			4,000		98,372
Compagnie Financiere Richemont SA (a)			5,370		93,245
Julius Baer Holding AG			4,129		135,515
Logitech International AG (a)			1,800		23,497
Lonza Group AG			400		32,987
Nestle SA			10,931		395,897
Novartis AG			3,700		172,658
Pargesa Holding SA			500		38,656
Roche Holding AG			2,798		391,984
SGS SA			25		21,281
Sulzer AG			200		10,730
Syngenta AG			300		53,931
Zurich Financial Services AG			1,315		256,482
Total Switzerland					1,791,128

Turkey - 0.83%
Aksigorta AS (a)			57,910		88,641
Turkcell Iletisim Hizmet AS - ADR			3,700		50,986
Total Turkey					139,627

United Arab Emirates - 0.49%
DP World Ltd (a)			248,165		81,894
United Kingdom - 14.89%
Admiral Group PLC (a)			2,200		33,393
AMEC PLC			3,500		28,419
AstraZeneca PLC			2,600		98,035
Balfour Beatty PLC			4,600		21,708
BBA Aviation PLC			63,620		77,257
BG Group PLC			6,300		89,910
BHP Billiton PLC			2,400		43,428
BP PLC			26,200		212,349
British American Tobacco PLC			2,335		61,114
BT Group PLC			8,100		16,764
Bunzl PLC			2,900		28,356
Cable & Wireless PLC			20,300		46,773
Carnival PLC			4,045		86,321
Centrica PLC			9,500		34,700
Cobham PLC			10,600		29,034
Compass Group PLC			9,700		45,907
Diageo PLC			6,400		89,237
Drax Group PLC			3,600		33,918
Firstgroup PLC			2,400		17,415
GlaxoSmithKline PLC			9,200		159,123
HSBC Holdings PLC			17,500		190,915
Inmarsat PLC (a)			6,200		41,614
International Power PLC			42,623		169,478
London Stock Exchange Group PLC			9,710		91,829
Raymarine PLC (a)			31,116		8,180
Reckitt Benckiser Group PLC			1,500		63,764
Rio Tinto PLC			6,341		157,721
RSA Insurance Group PLC			13,900		32,793
Stagecoach Group PLC			6,600		17,778
Standard Life PLC			8,100		32,865
Tesco PLC			11,200		51,057
Tullow Oil PLC			6,169		49,772
Vodafone Group PLC			46,600		91,404
WH Smith PLC (a)			12,760		70,161
Whitbread PLC			12,792		166,211
WPP PLC			3,300		18,422
Total United Kingdom					2,507,125

United States - 0.38%
Compx International Inc.			1,500		17,598
Millicom International Cellular SA (a)			1,223		46,878
Total United States					64,476
TOTAL COMMON STOCKS (Cost $24,174,315)					$16,462,632

PREFERRED STOCKS - 0.33%
Brazil - 0.15%
Gerdau SA			3,900		25,091
Germany - 0.18%
Fresenius SE			550		30,677
TOTAL PREFERRED STOCKS (Cost $96,776)					$55,768

RIGHTS - 0.02%
United Kingdom - 0.02%
Centrica PLC			3,563		4,054
TOTAL RIGHTS (Cost $4,924)					$4,054

WARRANTS - 0.00%
Luxembourg - 0.00%
Reinet Investments SCA
Expiration: December 2008, Exercise Price: $1.00			311		455
TOTAL WARRANTS (Cost $0)					$455

			Principal
			Amount		Value
SHORT TERM INVESTMENTS - 0.67%
Fidelity Institutional Money Market Funds - Government Portfolio
2.300% (b)			$112,099		112,099
TOTAL SHORT TERM INVESTMENTS (Cost $112,099)					$112,099

Total Investments (Cost $24,388,114) - 98.79%					16,635,008
Other Assets in Excess of Liabilities - 1.21%					203,566
TOTAL NET ASSETS - 100.00%					$16,838,574

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 –	Level 2 –	Level 3 –
		Quoted Prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	16,635,008	15,748,598	886,410	-
Total	16,635,008	15,748,598	886,410	-

The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows*:

Cost of investments				$24,388,114
Gross unrealized appreciation				186,224
Gross unrealized depreciation				(7,939,360)
Net unrealized depreciation				$(7,753,136)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

PMC Core Fixed Income Fund
Schedule of Investments (Unaudited)
November 30, 2008

		Principal
		Amount		Value
ASSET BACKED SECURITIES - 6.56%
Carmax Auto Owner Trust
Series 2008-1, 3.158%, 04/15/2011		$359,105		$349,005
Chase Issuance Trust
Series A, 3.609%, 05/15/2011		180,000		176,619
Series A, 5.071%, 07/15/2011		550,000		537,378
Citibank Credit Card Issuance Trust
Series 2007-A5, 5.500%, 06/22/2012		300,000		290,391
Series 2007-A6, 5.350%, 07/12/2012		425,000		389,790
Continental Airlines Inc.
Series 2007-1, 5.983%, 10/19/2023		180,000		119,700
Daimler Chrysler Auto Trust
Series FLT, 3.041%, 03/08/2011		269,093		259,948
Daimler Chrysler Master Owner Trust
Series FLT, 4.394%, 12/15/2010		650,000		648,470
Delta Airlines Inc.
Series 2000-1, 7.570%, 05/18/2012		310,000		260,400
Discover Card Master Trust
Series A, 3.021%, 07/15/2012		500,000		457,340
Discover Card Master Trust I
Series A-1, 4.430%, 06/18/2013		575,000		492,783
MBNA Credit Card Master Note Trust
Series 2004-10A, 2.538%, 03/15/2012		400,000		381,833
United Airlines, Inc.
Series A, 6.636%, 01/02/2024		80,874		44,481
TOTAL ASSET BACKED SECURITIES (Cost $4,766,561)				$4,408,138

CORPORATE BONDS - 19.78%
Aerospace & Defense - 0.13%
Bombardier, Inc.
8.000%, 11/15/2014 (a)		100,000		84,500
Airlines - 0.13%
Northwest Airlines, Inc.
Series 2007-1, 7.027%, 11/01/2019		157,000		86,350
Automobiles - 0.15%
Daimler Finance North America LLC
4.875%, 06/15/2010		115,000		100,036
Beverages - 0.41%
Pepsico, Inc.
5.000%, 06/01/2018		125,000		119,844
Pepsico, Inc.
7.900%, 11/01/2018		140,000		156,491
Total Beverages				276,335

Capital Markets - 2.75%
The Bear Stearns Companies, LLC.
7.250%, 02/01/2018		210,000		212,958
Goldman Sachs Group, Inc.
6.450%, 05/01/2036		15,000		9,422
6.750%, 10/01/2037		840,000		539,765
Merrill Lynch & Co., Inc.
5.450%, 02/05/2013		210,000		194,084
6.875%, 04/25/2018		485,000		457,464
6.220%, 09/15/2026		100,000		80,944
6.110%, 01/29/2037		100,000		72,694
Morgan Stanley
6.625%, 04/01/2018		335,000		278,293
Total Capital Markets				1,845,624

Chemicals - 0.29%
Abbott Laboratories
5.600%, 11/30/2017		120,000		120,125
Airgas, Inc.
7.125%, 10/01/2018 (a)		95,000		76,238
Total Chemicals				196,363

Commercial Banks - 0.73%
PNC Bank NA
6.875%, 04/01/2018		250,000		246,370
Wells Fargo & Co.
5.625%, 12/11/2017		260,000		247,071
Total Commercial Banks				493,441

Consumer Finance - 0.52%
American Express Credit Corp.
5.875%, 05/02/2013		185,000		166,483
7.300%, 08/20/2013		115,000		109,182
American Express Co.
8.150%, 03/19/2038		80,000		74,437
Total Consumer Finance				350,102

Diversifed Financial Services - 0.54%
General Electric Capital Corp.
5.625%, 05/01/2018		345,000		318,672
Sprint Capital Corp.
8.375%, 03/15/2012		65,000		44,228
Total Diversifed Financial Services				362,900

Diversified Financial Services - 2.33%
Bank of America Corp.
5.650%, 05/01/2018		20,000		18,571
Citigroup, Inc.
5.500%, 04/11/2013		185,000		168,522
6.500%, 08/19/2013		110,000		104,867
0.050%, 09/15/2014		440,000		361,177
General Electric Capital Corp.
5.875%, 01/14/2038		85,000		69,803
International Lease Finance Corp
5.625%, 09/15/2010		210,000		160,004
5.650%, 06/01/2014		75,000		48,497
Jp Morgan Chase & Co.
4.750%, 05/01/2013		175,000		167,672
6.400%, 05/15/2038		120,000		118,043
JP Morgan Chase Bank NA
5.875%, 06/13/2016		250,000		240,457
JP Morgan Chase Capital XV
5.875%, 03/15/2035		155,000		107,309
Total Diversified Financial Services				1,564,922

Diversified Telecommunication Services - 1.40%
AT&T, Inc.
6.400%, 05/15/2038		145,000		119,176
CSC Holdings, Inc.
8.500%, 06/15/2015 (a)		70,000		56,875
Frontier Communications Corp.
6.250%, 01/15/2013		70,000		55,125
Intelsat Corporation
9.250%, 06/15/2016 (a)		80,000		67,200
Qwest Corp.
7.625%, 06/15/2015		90,000		68,400
Verizon Communications, Inc.
5.250%, 04/15/2013		140,000		130,274
8.950%, 03/01/2039		365,000		375,477
Windstream Corp.
7.000%, 03/15/2019		100,000		69,750
Total Diversified Telecommunication Services				942,277

Electric Utilities - 1.01%
Exelon Corp.
4.900%, 06/15/2015		205,000		161,653
FirstEnergy Corp.
6.450%, 11/15/2011		130,000		122,117
MidAmerican Energy Holding Company
5.750%, 04/01/2018		245,000		218,247
Virginia Electric and Power Co.
8.875%, 11/15/2038		165,000		179,747
Total Electric Utilities				681,764

Energy Equipment & Services - 0.15%
Cameron International Corp.
6.375%, 07/15/2018		115,000		102,363
Food & Staples Retailing - 0.19%
CVS/Caremark Corporation
5.750%, 06/01/2017		150,000		130,441
Food Products - 0.29%
Kraft Foods, Inc.
6.125%, 02/01/2018		80,000		73,865
Kraft Foods, Inc.
6.125%, 08/23/2018		130,000		119,575
Total Food Products				193,440

Health Care Providers & Services - 0.12%
HCA, Inc.
9.250%, 11/15/2016		100,000		81,500
Hotels, Restaurants & Leisure - 0.30%
McDonald's Corp.
6.300%, 03/01/2038		210,000		199,904
Household Products - 0.25%
Kimberly Clark Corp.
7.500%, 11/01/2018		155,000		168,965
Independent Power Producers & Energy Traders - 0.18%
The AES Corp.
8.000%, 10/15/2017		65,000		45,175
Exelon Generation Co., LLC
6.200%, 10/01/2017		95,000		75,613
Total Independent Power Producers & Energy Traders				120,788

Insurance - 0.11%
Chubb Corp.
6.500%, 05/15/2038		90,000		76,075
Machinery - 0.09%
SPX Corp.
7.625%, 12/15/2014 (a)		75,000		61,219
Media - 2.13%
Comcast Corp.
6.300%, 11/15/2017		250,000		220,435
6.400%, 05/15/2038		230,000		181,556
Time Warner Cable, Inc.
5.400%, 07/02/2012		350,000		320,830
5.850%, 05/01/2017		150,000		126,130
6.750%, 07/01/2018		265,000		232,806
8.750%, 02/14/2019		230,000		226,326
7.300%, 07/01/2038		145,000		121,238
Total Media				1,429,321

Metals & Mining - 0.19%
AK Steel Corp.
7.750%, 06/15/2012		80,000		56,600
Alcoa, Inc.
6.000%, 07/15/2013		80,000		68,714
Total Metals & Mining				125,314

Multi-Utilities - 0.14%
Dominion Resources Inc.
7.000%, 06/15/2038		110,000		90,952
Office Electronics - 0.10%
Xerox Corp.
5.500%, 05/15/2012		85,000		67,958
Oil, Gas & Consumable Fuels - 2.04%
Apache Corp.
6.900%, 09/15/2018		235,000		239,410
Chesapeake Energy Corp.
6.500%, 08/15/2017		65,000		44,688
DCP Midstream LLC
6.750%, 09/15/2037 (a)		45,000		32,273
Enbridge Energy Partners L.P.
7.500%, 04/15/2038		120,000		94,657
Kinder Morgan Energy Partners LP
5.950%, 02/15/2018		160,000		132,637
Massey Energy Co.
6.880%, 12/15/2013		75,000		51,188
Nabors Industries, Inc.
6.150%, 02/15/2018		165,000		143,083
NGPL Pipe Co., LLC
6.514%, 12/15/2012 (a)		145,000		135,206
ONEOK Partners LP
6.850%, 10/15/2037		95,000		71,194
Pemex Project Funding Master Trust
5.750%, 03/01/2018 (a)		75,000		61,597
TEPPCO Partners LP
7.550%, 04/15/2038		75,000		55,877
XTO Energy, Inc.
6.500%, 12/15/2018		225,000		208,061
6.750%, 08/01/2037		120,000		98,916
Total Oil, Gas & Consumable Fuels				1,368,787

Paper & Forest Products - 0.07%
International Paper Co.
8.700%, 06/15/2038		70,000		46,695
Pharmaceuticals - 0.37%
Schering-Plough Corp.
6.000%, 09/15/2017		265,000		248,804
Road & Rail - 0.74%
Erac USA Finance Co.
7.000%, 10/15/2037 (a)		350,000		210,191
Union Pacific Corp.
7.875%, 01/15/2019		270,000		286,385
Total Road & Rail				496,576

Tobacco - 1.09%
Altria Group, Inc.
9.700%, 11/10/2018		295,000		298,987
9.950%, 11/10/2038		435,000		431,861
Total Tobacco				730,848

Wireless Telecommunication Services - 0.84%
Cellco Partnership
8.500%, 11/15/2018 (a)		100,000		100,500
New Cingular Wireless Services Inc.
7.875%, 03/01/2011		180,000		182,346
Rogers Communications, Inc.
6.800%, 08/15/2018		315,000		282,746
Total Wireless Telecommunication Services				565,592
TOTAL CORPORATE BONDS (Cost $14,478,855)				$13,290,156

CREDIT-LINKED TRUST CERTIFICATES - 2.54%
CDX North America High Yield
8.750%, 12/29/2012 (a)		980,000		810,950
8.875%, 06/29/2013		1,110,000		899,100
TOTAL CREDIT-LINKED TRUST CERTIFICATES (Cost $2,023,645)				$1,710,050

FOREIGN BONDS - 3.09%
ArcelorMittal
6.125%, 06/01/2018		375,000		259,696
Barclays Bank PLC
5.450%, 09/12/2012		100,000		99,742
BAT International Finance PLC
9.500%, 11/15/2018 (a)		310,000		313,487
BP Capital Markets PLC
5.250%, 11/07/2013		270,000		271,139
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (a)		180,000		177,300
EnCana Corp.
6.625%, 08/15/2037		150,000		116,945
HBOS PLC
6.750%, 05/21/2018 (a)		205,000		170,643
HSBC Holdings PLC
6.500%, 09/15/2037		195,000		163,842
6.800%, 06/01/2038		140,000		117,460
ING Bank NV
5.125%, 05/01/2015 (a)		135,000		138,518
Ingersoll-Rand Company Limited
6.000%, 08/15/2013		125,000		118,260
Rio Tinto Finance USA Ltd.
7.125%, 07/15/2028		115,000		76,250
Telecom Italia Capital SA
7.721%, 06/04/2038		80,000		56,928
TOTAL FOREIGN BONDS (Cost $2,296,838)				$2,080,210

MORTGAGE BACKED SECURITIES - 44.20%
Banc of America Commerical Mortgage Inc.
Series 2005-3, 4.501%, 07/10/2043		225,000		204,550
Series 2007-1, 5.451%, 01/15/2049		200,000		128,631
Banc of America Funding Corp.
Pool #2006-A, 5.957%, 02/20/2036		162,849		58,050
Bear Stearns Commerical Mortgage Securities
Series A-4, 5.331%, 02/11/2044		155,000		104,859
Commercial Mortgage Loan Trust
Pool #2008LS, 6.221%, 12/10/2049		225,000		149,814
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, 5.913%, 06/15/2039		200,000		130,912
Series 2006-C4, 4.771%, 09/15/2039		209,281		189,280
CS First Boston Mortgage Securities Corp.
Series 2004-C3, 5.113%, 07/15/2036		200,000		156,120
Series 2005-C2, 4.832%, 04/15/2037		200,000		147,618
FHLMC
Pool #G1-3122, 5.000%, 04/01/2023		58,937		59,523
Pool #1H-2617, 5.770%, 05/01/2036		757,735		767,869
Pool #G0-3072, 5.000%, 11/01/2036		939,056		945,239
Pool #1J-1346, 5.666%, 11/01/2036		226,699		229,755
Pool #1G-1509, 5.419%, 02/01/2037		228,883		232,230
Pool #G0-4471, 5.500%, 07/01/2038		148,659		150,957
Pool #A8-2657, 5.500%, 10/01/2038		250,000		253,865
Pool #A8-2134, 6.000%, 10/01/2038		147,784		151,084
FHLMC Gold
Pool #A6-6691, 6.000%, 10/01/2037		1,154,748		1,180,536
FNMA
Pool #000TBA, 5.000%, 12/01/2018		180,000		182,053
Pool #897512, 5.000%, 12/01/2021		1,791,020		1,813,567
Pool #937775, 5.000%, 06/01/2022		921,137		932,394
Pool #735581, 5.000%, 06/01/2035		3,375,699		3,404,257
Pool #888233, 5.000%, 11/01/2035		2,299,245		2,317,259
Pool #889839, 5.500%, 12/01/2035		1,867,337		1,901,454
Pool #893641, 6.000%, 09/01/2036		189,299		193,675
Pool #831922, 5.500%, 11/01/2036		191,897		195,283
Pool #917882, 5.000%, 05/01/2037		2,162,179		2,177,984
Pool #897640, 5.500%, 05/01/2037		99,274		101,004
Pool #918705, 5.500%, 06/01/2037		748,584		761,634
Pool #952572, 5.500%, 09/01/2037		72,264		73,524
Pool #972296, 5.500%, 02/01/2038		488,496		496,963
Pool #974965, 5.000%, 04/01/2038		334,890		337,304
Pool #962874, 5.000%, 05/01/2038		246,218		247,994
Pool #975116, 5.000%, 05/01/2038		198,796		200,230
Pool #981566, 5.000%, 05/01/2038		29,621		29,834
Pool #934305, 5.000%, 06/01/2038		1,980,081		1,994,357
Pool #987000, 5.000%, 07/01/2038		197,998		199,425
Pool #986068, 5.000%, 08/01/2038		688,257		693,219
Pool #975737, 5.000%, 09/01/2038		49,882		50,242
Pool #990648, 6.000%, 09/01/2038		2,466,317		2,522,938
GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1, 6.465%, 04/15/2034		220,416		206,851
Greenwich Capital Commercial Funding Corp.
Series A-4, 5.736%, 12/10/2049		45,000		29,019
GS Mortgage Securities Corp. II
Series 2007-GG10, 5.778%, 08/10/2045		230,000		176,764
Series 2007-GG10, 5.993%, 08/10/2045		540,000		336,523
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CIBC18, 5.440%, 06/12/2047		225,000		137,066
Series 2007-CIBC20, 5.794%, 02/12/2051		200,000		122,150
Series 2007-LDP12, 5.882%, 02/15/2051		200,000		123,337
JP Morgan Mortgage Trust
Pool #2005A3, 4.943%, 06/25/2035		152,880		119,357
Merrill Lynch Mortgage Investors Inc.
Pool #2006A1, 5.940%, 03/25/2036		160,811		73,486
Merrill Lynch/Countrywide Commerical Mortgage Trust
Series 2007-8, 6.156%, 08/12/2049		100,000		66,217
Morgan Stanley Capital I
Series A-3, 4.850%, 06/13/2041		870,000		794,870
Series A-5, 4.780%, 12/13/2041		200,000		149,849
SLM Student Loan Trust
Pool #2008-6, 3.073%, 10/25/2014		155,000		152,390
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, 5.929%, 06/15/2049		175,000		111,144
Series 2005-C19, 4.516%, 05/15/2044		225,000		202,943
Series 2005-C19, 4.661%, 05/15/2044		870,000		712,801
Series 2007-C31, 5.509%, 04/15/2047		200,000		124,767
TOTAL MORTGAGE BACKED SECURITIES (Cost $30,544,593)				$29,707,020

U.S. GOVERNMENT AGENCY ISSUES - 17.38%
FHLB
3.625%, 10/18/2013		$1,510,000		$1,544,569
5.500%, 07/15/2036		5,000		5,512
FHLMC
3.125%, 10/25/2010		3,205,000		3,253,222
FHLMC Gold
000TBA, 5.500%, 12/01/2034		660,000		669,797
FNMA
5.500%, 12/15/2035		2,375,000		2,414,708
GNMA
Pool #782248X, 5.500%, 10/15/2034		1,432,429		1,461,232
000TBA, 6.000%, 12/01/2034		700,000		714,984
Pool #004028M, 6.000%, 09/20/2037		1,581,477		1,614,552
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $11,502,195)				$11,678,576

U.S. TREASURY OBLIGATIONS - 8.85%
United States Treasury Note/Bonds
1.750%, 11/15/2011		870,000		881,215
3.750%, 11/15/2018		1,570,000		1,676,221
4.375%, 02/15/2038		440,000		509,885
6.250%, 08/15/2023		875,000		1,118,701
United States Treasury Inflation Indexed Bonds
2.375%, 04/15/2011		534,950		503,146
1.875%, 07/15/2013		566		512
2.375%, 01/15/2017		1,074,558		987,335
2.375%, 01/15/2025		301,886		269,056
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,771,169)				$5,946,071

SHORT TERM INVESTMENTS - 2.85%
AIM STIT Treasury Portfolio
4.810%, 01/01/2020 (b)		27,500		27,500
Fidelity Institutional Money Market Funds - Government Portfolio
1.510% (b)		1,885,295		1,885,295
TOTAL SHORT TERM INVESTMENTS (Cost $1,912,795)				$1,912,795

Total Investments (Cost $73,296,651) - 105.25%				70,733,016
Liabilities in Excess of Other Assets - (5.25)%				(3,530,344)
TOTAL NET ASSETS - 100.00%				$67,202,672

Percentages are stated as a percent of net assets.

(a) Restricted
(b) Variable Rate

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 –	Level 2 –	Level 3 –
		Quoted Prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	70,733,016	1,912,795	68,820,221
Other Financial Instruments*	10,503	10,503	-	-
Total	70,743,519	1,923,298	68,820,221	-

* Other financial instruments are derivative instruments not reflected in the the Portfolio of Investments, such as futures contracts, which are valued at the net appreciation/depreciation on open contracts.

The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows**:

Cost of investments			$73,296,651
Gross unrealized appreciation			1,260,393
Gross unrealized depreciation			(3,824,028)
Gross unrealized appreciation - futures			35,400
Gross unrealized depreciation - futures			(24,897)
Net unrealized depreciation			$(2,553,132)

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
November 30, 2008 (Unaudited)
	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation
Description	Written	Value	Month	Depreciation
U.S. 5 Year Note Future	30	3,501,328	Mar. 2009	(24,897)
Total Futures Contracts Written		$ 3,501,328		$ (24,897)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation
Description	Purchased	Value	Month	Depreciation
90 Day Euro $ Future	20	4,901,750	Sept. 2009	22,789
U.S. 2 Year Note Future	8	1,734,500	Mar. 2009	12,611
Total Futures Contracts Purchased		$ 6,636,250		$ 35,400

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date        1/22/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date        1/22/2009

By          /s/ John Buckel
     John Buckel, Treasurer

Date        1/21/2009